Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Summary of Sponsorship Funding Payments	Below is a summary of the portion of sponsorship funding payments which exceeds the fair value of the Series C Units received, and is recorded pursuant to ASC 606 as described above (in thousands):

Balance as of December 31, 2022	$—
Amounts incurred	3,527
Recorded sponsor funding reduction	(34)

Balance as of December 31, 2023	$3,493

Amounts incurred	$932
Recorded sponsor funding reduction	(598)

Balance as of September 30, 2024	$3,827

Below is a summary of the portion of sponsorship funding payments which exceeds the fair value of the Series C Units received, and is recorded pursuant to ASC 606 as described above:

Balance as of December 31, 2022	$—
Amounts incurred	3,526,927
Recorded sponsor funding reduction	(33,643)

Balance as of December 31, 2023	$3,493,284

Estimated Useful Lives used to Depreciate Real Property Assets
Depreciation of our real property assets is charged to expense on a straight-line basis over the estimated useful lives as follows:

Description	Standard Depreciable Life
Land	Not Depreciated
Buildings	30-40 years
Site Improvements	7-10 years

Depreciation of our real property assets is charged to expense on a straight-line basis over the estimated useful lives as follows:

Description	Standard Depreciable Life
Land	Not Depreciated
Buildings	30-40 years
Site Improvements	7-10 years

Summary of Fixed Rate Notes Payable
The estimated fair value of financial instruments is subjective in nature and is dependent on a number of important assumptions, including discount rates and relevant comparable market information associated with each financial instrument. The fair value of our fixed and variable rate debt was estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities (categorized within Level 2 of the fair value hierarchy). The use of different market assumptions and estimation methodologies may have a material effect on the reported estimated fair value amounts. As of September 30, 2024 and December 31, 2023, we believe the fair value of our variable rate debt was reasonably estimated at their notional amounts as there have been minimal changes to the fixed spread portion of interest rates for similar loans observed in the market, and as the variable portion of our interest rates fluctuate with the associated market indices. The table below summarizes the carrying amounts and fair values of our fixed rate debt which are not carried at fair value as of September 30, 2024 and December 31, 2023 (in thousands):

	September 30, 2024		December 31, 2023
	Fair Value	Carrying Value	Fair Value	Carrying Value
Fixed Rate Secured Debt	$502,200	$519,471	$505,700	$523,019

The table below summarizes the carrying amounts and fair values of financial instruments that are not carried at fair value as of December 31, 2023 and 2022. The estimated fair value of financial instruments is subjective in nature and is dependent on a number of important assumptions, including discount rates and relevant comparable market information associated with each financial instrument. The fair value of our fixed and variable rate debt was estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities (categorized within Level 2 of the fair value hierarchy). The use of different market assumptions and estimation methodologies may have a material effect on the reported estimated fair value amounts. As of December 31, 2023 and 2022, we believe the carrying amounts of our variable rate debt are reasonably estimated at their notional amounts as there have been minimal changes to the fixed spread portion of interest rates for similar loans observed in the market, and as the variable portion of our interest rates fluctuate with the associated market indices.

	December 31, 2023		December 31, 2022
	Fair Value	Carrying Value	Fair Value	Carrying Value
Fixed Rate Secured Debt	$505,700,000	$523,018,512	$410,600,000	$442,672,020

Schedule of Assets and Liabilities Measured at Fair Value
The table below presents the Company’s assets and liabilities measured at fair value on a recurring basis as of September 30, 2024 and December 31, 2023, aggregated by the level in the fair value hierarchy within which those measurements fall (in thousands):

	Fair Value Measurements at September 30, 2024
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant unobservable Inputs (Level 3)
Other assets - interest rate derivatives	$—	$202	$—
Accounts payable and accrued liabilities - interest rate derivatives	$—	$5,656	$—
Accounts payable and accrued liabilities - foreign currency hedges	$—	$1,326	$—

	Fair Value Measurements at December 31, 2023
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant unobservable Inputs (Level 3)
Other assets - interest rate derivatives	$—	$3,485	$—
Accounts payable and accrued liabilities - foreign currency hedges	$—	$985	$—

The table below presents the Company’s assets and liabilities measured at fair value on a recurring basis as of December 31, 2023, aggregated by the level in the fair value hierarchy within which those measurements fall:

	Fair Value Measurements at Reporting Date Using
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant unobservable Inputs (Level 3)
Other assets - interest rate derivatives	$—	$3,485,281	$—
Accounts payable and accrued liabilities - foreign currency hedges	$—	$985,412	$—

Schedule of Computation of Earnings Per Common Share
The computation of earnings per common share is as follows for the periods presented (amounts presented in thousands, except share and per share data):

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2024	2023	2024	2023
Net income (loss)	$(3,392)	$2,979	$(5,735)	$9,291
Net (income) loss attributable to noncontrolling interests	314	(464)	405	(1,574)

Net income (loss) attributable to SmartStop Self Storage REIT, Inc.	(3,078)	2,515	(5,330)	7,717
Less: Distributions to preferred stockholders	(3,142)	(3,151)	(9,358)	(9,349)
Less: Distributions to participating securities	(113)	(93)	(340)	(276)

Net (loss) income attributable to common stockholders - basic:	(6,333)	(729)	(15,028)	(1,908)

Net (loss) income attributable to common stockholders - diluted:	$(6,333)	$(729)	$(15,028)	$(1,908)

Weighted average common shares outstanding:
Average number of common shares outstanding - basic	96,476,987	96,837,584	96,694,076	96,824,500
Unvested LTIP Units	—	—	—	—
Unvested restricted stock awards	—	—	—	—

Average number of common shares outstanding - diluted	96,476,987	96,837,584	96,694,076	96,824,500
Earnings per common share:
Basic	$(0.07)	$(0.01)	$(0.16)	$(0.02)
Diluted	$(0.07)	$(0.01)	$(0.16)	$(0.02)

The computation of earnings per common share is as follows for the periods presented:

	For the Year Ended December 31,
	2023	2022	2021
Net income (loss)	$11,646,760	$21,669,452	$(19,564,718)
Net (income) loss attributable to noncontrolling interests	(1,892,458)	(2,847,572)	2,663,123

Net income (loss) attributable to SmartStop Self Storage REIT, Inc.	9,754,302	18,821,880	(16,901,595)
Less: Distributions to preferred stockholders	(12,500,000)	(12,500,000)	(12,500,000)
Less: Distributions to participating securities	(368,854)	(285,796)	(246,109)

Net income (loss) attributable to common stockholders for basic computations:	(3,114,552)	6,036,084	(29,647,704)

Net income (loss) attributable to common stockholders for diluted computations:	$(3,114,552)	$6,036,084	$(29,647,704)

Weighted average Class A and Class T shares outstanding:
Average number of Class A and Class T shares outstanding-basic	96,807,939	91,939,172	79,438,374
Unvested LTIP Units	—	—	—
Unvested restricted stock awards	—	117,266	—

Average number of Class A and Class T shares outstanding - diluted	96,807,939	92,056,438	79,438,374
Earnings per common share:
Basic	$(0.03)	$0.07	$(0.37)
Diluted	$(0.03)	$0.07	$(0.37)

Summary of Antidilutive Shares Excluded from Computation of Earnings per Share
The following table presents the weighted average Series A Convertible Preferred Stock, Class A and
Class A-1
OP Units, unvested LTIP Units, and unvested restricted stock awards, that were excluded from the computation of diluted earnings per share above as their effect would have been antidilutive for the respective periods, and was calculated using the two-class,
treasury stock or
if-converted
method, as applicable:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2024	2023	2024	2023
	Equivalent Shares (if converted)	Equivalent Shares (if converted)	Equivalent Shares (if converted)	Equivalent Shares (if converted)
Series A Convertible Preferred Stock	18,761,726	18,761,726	18,761,726	18,761,726
Class A and Class A-1 OP Units	13,245,359	12,864,174	13,201,258	12,831,077
Unvested LTIP Units	403,562	443,655	356,600	378,665
Unvested restricted stock awards	30,277	36,200	22,413	65,121

	32,440,924	32,105,755	32,341,997	32,036,589

The following table presents the weighted average Series A Convertible Preferred Stock, Class A and
Class A-1
OP Units, unvested LTIP Units, and unvested restricted stock awards, that were excluded from the computation of diluted earnings per share above as their effect would have been antidilutive for the respective periods, and was calculated using the two-class,
treasury stock or
if-converted
method, as applicable:

	For the Year Ended December 31,

	2023	2022	2021
	Equivalent Shares (if converted)	Equivalent Shares (if converted)	Equivalent Shares (if converted)
Series A Convertible Preferred Stock	18,761,726	18,761,726	18,761,726
Class A and Class A-1 OP Units	12,840,007	11,667,696	10,097,549
Unvested LTIP Units	413,538	392,856	179,344
Unvested restricted stock awards	59,973	—	105,476

	32,075,244	30,822,278	29,144,095